RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 186,203,770	$ 188,313,361	$ 231,573,437	$ 206,447,165
Concentration risk, percentage, financial assets (as a percent)	100.00%	100.00%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Consumer services
Disclosure of financial assets [line items]
Financial assets	$ 84,358,141	$ 84,466,684
Concentration risk, percentage, financial assets (as a percent)	45.30%	44.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Commercial services
Disclosure of financial assets [line items]
Financial assets	$ 40,341,863	$ 42,542,019
Concentration risk, percentage, financial assets (as a percent)	21.70%	22.60%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | IFRS Construction [Member]
Disclosure of financial assets [line items]
Financial assets	$ 14,733,390	$ 14,438,349
Concentration risk, percentage, financial assets (as a percent)	7.90%	7.70%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Food, beverage and tobacco
Disclosure of financial assets [line items]
Financial assets	$ 7,191,477	$ 7,843,322
Concentration risk, percentage, financial assets (as a percent)	3.90%	4.20%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Financial assets	$ 6,410,022	$ 7,006,245
Concentration risk, percentage, financial assets (as a percent)	3.40%	3.70%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Transportation and communications
Disclosure of financial assets [line items]
Financial assets	$ 6,283,172	$ 6,567,477
Concentration risk, percentage, financial assets (as a percent)	3.40%	3.50%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Public services
Disclosure of financial assets [line items]
Financial assets	$ 7,172,123	$ 5,672,379
Concentration risk, percentage, financial assets (as a percent)	3.90%	3.00%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Chemical production
Disclosure of financial assets [line items]
Financial assets	$ 5,414,605	$ 5,422,364
Concentration risk, percentage, financial assets (as a percent)	2.90%	2.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Government
Disclosure of financial assets [line items]
Financial assets	$ 5,367,471	$ 5,252,429
Concentration risk, percentage, financial assets (as a percent)	2.90%	2.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Agricultural
Disclosure of financial assets [line items]
Financial assets	$ 4,192,847	$ 4,448,738
Concentration risk, percentage, financial assets (as a percent)	2.30%	2.40%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Trade and tourism
Disclosure of financial assets [line items]
Financial assets	$ 1,622,212	$ 1,650,721
Concentration risk, percentage, financial assets (as a percent)	0.80%	0.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Mining products and oil
Disclosure of financial assets [line items]
Financial assets	$ 1,500,686	$ 1,226,418
Concentration risk, percentage, financial assets (as a percent)	0.80%	0.60%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,615,761	$ 1,776,216
Concentration risk, percentage, financial assets (as a percent)	0.80%	0.90%